Oct. 4, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

RE:        AXP California Tax-Exempt Trust
              RiverSource California Tax-Exempt Fund
           Post-Effective Amendment No. 36
           File No. 33-5103/811-4646

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above referenced fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 36 (Amendment). This Amendment was filed electronically on Sept. 30, 2005.

If you have any questions, please contact either me at (612) 671-4321 or Mary Lou Lutz at (612) 678-1762.

Sincerely,



/s/ Christopher O. Petersen
----------------------------
    Christopher O. Petersen
    Counsel
    Ameriprise Financial, Inc.